First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments
March 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS – 97.8%
	Air Freight & Logistics – 1.3%
21,000	FedEx Corp. (a)	$5,119,380
	Automobiles – 0.5%
40,000	General Motors Co. (b)	1,881,200
	Banks – 5.6%
300,000	Huntington Bancshares, Inc. (a)	4,503,000
61,000	JPMorgan Chase & Co.	14,963,300
17,500	PNC Financial Services Group (The), Inc.	3,075,975
		22,542,275
	Beverages – 2.2%
125,000	Coca-Cola (The) Co. (a)	8,952,500
	Biotechnology – 2.4%
46,000	AbbVie, Inc. (a)	9,637,920
	Broadline Retail – 2.0%
42,000	Amazon.com, Inc. (a) (c)	7,990,920
	Capital Markets – 2.9%
10,000	Goldman Sachs Group (The), Inc. (a) (b)	5,462,900
52,500	Morgan Stanley (a) (b)	6,125,175
		11,588,075
	Chemicals – 2.8%
12,000	Linde PLC (a)	5,587,680
16,500	Sherwin-Williams (The) Co. (a)	5,761,635
		11,349,315
	Communications Equipment – 1.8%
117,500	Cisco Systems, Inc. (a)	7,250,925
	Consumer Staples Distribution & Retail – 1.8%
7,800	Costco Wholesale Corp. (a) (b)	7,377,084
	Diversified Telecommunication Services – 1.4%
125,000	Verizon Communications, Inc. (b)	5,670,000
	Electric Utilities – 2.5%
42,500	American Electric Power Co., Inc. (a)	4,643,975
155,000	PPL Corp. (a)	5,597,050
		10,241,025
	Electrical Equipment – 2.0%
20,000	AMETEK, Inc. (a)	3,442,800
34,700	nVent Electric PLC	1,818,974
39,500	Vertiv Holdings Co., Class A (b)	2,851,900
		8,113,674
	Energy Equipment & Services – 1.1%
100,000	Baker Hughes Co.	4,395,000
	Entertainment – 1.8%
47,500	Cinemark Holdings, Inc.	1,182,275
15,000	Electronic Arts, Inc.	2,167,800
19,000	Take-Two Interactive Software, Inc. (b) (c)	3,937,750
		7,287,825

First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Financial Services – 1.7%
20,000	Visa, Inc., Class A (a)	$7,009,200
	Ground Transportation – 1.2%
70,000	Canadian Pacific Kansas City Limited (a)	4,914,700
	Health Care Providers & Services – 2.4%
7,800	McKesson Corp. (a)	5,249,322
8,400	UnitedHealth Group, Inc. (a)	4,399,500
		9,648,822
	Hotels, Restaurants & Leisure – 4.0%
61,000	Carnival Corp. (a) (c)	1,191,330
112,000	Las Vegas Sands Corp. (a)	4,326,560
21,000	McDonald’s Corp. (a)	6,559,770
40,000	Starbucks Corp.	3,923,600
		16,001,260
	Insurance – 4.8%
31,500	Arthur J. Gallagher & Co.	10,875,060
28,500	Chubb Ltd. (a)	8,606,715
		19,481,775
	Interactive Media & Services – 4.7%
100,000	Alphabet, Inc., Class C (a)	15,623,000
6,000	Meta Platforms, Inc., Class A (b)	3,458,160
		19,081,160
	IT Services – 1.6%
26,500	International Business Machines Corp.	6,589,490
	Life Sciences Tools & Services – 1.6%
15,000	Danaher Corp. (a)	3,075,000
7,000	Thermo Fisher Scientific, Inc. (a)	3,483,200
		6,558,200
	Machinery – 1.5%
18,000	Caterpillar, Inc. (a)	5,936,400
	Metals & Mining – 0.5%
56,700	Freeport-McMoRan, Inc. (a) (b)	2,146,662
	Oil, Gas & Consumable Fuels – 3.0%
50,000	Exxon Mobil Corp. (a)	5,946,500
39,000	Hess Corp. (a)	6,229,470
		12,175,970
	Pharmaceuticals – 3.6%
9,500	Eli Lilly & Co. (a) (b)	7,846,145
76,000	Merck & Co., Inc. (a)	6,821,760
		14,667,905
	Semiconductors & Semiconductor Equipment – 9.0%
46,200	Broadcom, Inc. (a)	7,735,266
115,000	Intel Corp. (b)	2,611,650
46,200	Marvell Technology, Inc.	2,844,534
44,100	Micron Technology, Inc. (b)	3,831,849
180,000	NVIDIA Corp. (a)	19,508,400
		36,531,699

First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software – 11.0%
9,300	CrowdStrike Holdings, Inc., Class A (b) (c)	$3,278,994
97,300	Microsoft Corp. (a)	36,525,447
10,500	Synopsys, Inc. (c)	4,502,925
		44,307,366
	Specialized REITs – 2.2%
107,000	Gaming and Leisure Properties, Inc. (a)	5,446,300
30,000	Lamar Advertising Co., Class A	3,413,400
		8,859,700
	Technology Hardware, Storage & Peripherals – 8.7%
159,000	Apple, Inc. (a)	35,318,670
	Tobacco – 2.5%
64,000	Philip Morris International, Inc. (a)	10,158,720
	Wireless Telecommunication Services – 1.7%
26,000	T-Mobile US, Inc. (a)	6,934,460
	Total Common Stocks	395,719,277
	(Cost $259,053,317)
COMMON STOCKS – BUSINESS DEVELOPMENT COMPANIES – 1.2%
	Capital Markets – 1.2%
215,000	Ares Capital Corp.	4,764,400
	(Cost $3,728,891)
	Total Investments – 99.0%	400,483,677
	(Cost $262,782,208)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS – (0.0)%
	Call Options Written – (0.0)%
(20)	Costco Wholesale Corp.	$(1,891,560)	$1,100.00	04/17/25	(540)
(30)	CrowdStrike Holdings, Inc., Class A	(1,057,740)	405.00	04/17/25	(5,100)
(20)	Eli Lilly & Co.	(1,651,820)	900.00	04/17/25	(7,000)
(140)	Freeport-McMoRan, Inc.	(530,040)	45.50	04/17/25	(1,120)
(200)	General Motors Co.	(940,600)	50.00	04/17/25	(12,000)
(200)	General Motors Co.	(940,600)	52.50	05/16/25	(18,000)
(25)	Goldman Sachs Group (The), Inc.	(1,365,725)	605.00	04/17/25	(4,675)
(25)	Goldman Sachs Group (The), Inc.	(1,365,725)	615.00	04/17/25	(2,825)
(575)	Intel Corp.	(1,305,825)	30.00	04/17/25	(4,025)
(30)	Meta Platforms, Inc., Class A	(1,729,080)	665.00	04/17/25	(2,160)
(100)	Micron Technology, Inc.	(868,900)	125.00	04/17/25	(200)
(250)	Morgan Stanley	(2,916,750)	131.00	04/17/25	(9,000)
(100)	S&P 500® Index (d)	(56,118,500)	5,950.00	04/17/25	(21,800)
(125)	S&P 500® Index (d)	(70,148,125)	5,975.00	04/17/25	(19,375)
(150)	S&P 500® Index (d)	(84,177,750)	6,000.00	04/17/25	(15,150)
(50)	Take-Two Interactive Software, Inc.	(1,036,250)	220.00	04/17/25	(6,000)
(400)	Verizon Communications, Inc.	(1,814,400)	46.00	05/16/25	(39,200)

First Trust Enhanced Equity Income Fund (FFA)
Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Call Options Written (Continued)
(75)	Vertiv Holdings Co., Class A	$(541,500)	$105.00	04/17/25	$(450)
	Total Written Options				(168,620)
	(Premiums received $616,651)

Net Other Assets and Liabilities – 1.0%	4,167,057
Net Assets – 100.0%	$404,482,114

(a)	All or a portion of these securities are pledged to cover index call options written. At March 31, 2025, the segregated value of these securities amounts to $231,759,635.
(b)	All or a portion of this security’s position represents cover for outstanding options written.
(c)	Non-income producing security.
(d)
Call options on securities indices were written on a portion of the common stock positions that were not used to cover call options written on individual equity securities held in the Fund’s portfolio.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•
Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows:
ASSETS TABLE
	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$395,719,277	$395,719,277	$—	$—
Common Stocks - Business Development Companies*	4,764,400	4,764,400	—	—
Total Investments	$400,483,677	$400,483,677	$—	$—

LIABILITIES TABLE
	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(168,620)	$(168,620)	$—	$—

*	See Portfolio of Investments for industry breakout.